Document and Entity Information	Dec. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2019
Registrant Name	UBS FUNDS
Entity Central Index Key	0000886244
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 31, 2019
Document Effective Date	Dec. 31, 2019
Prospectus Date	Oct. 28, 2019
Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Class P2
Prospectus:
Trading Symbol	UDBTX